FINANCIAL OBLIGATIONS - Issued bonds by issued date and maturity date - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 32,257,932	$ 27,760,797
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 11,468,569	9,393,258
Colombia, Pesos | Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 03/12/2009 and 14/11/2019
Bonds issued	$ 1,132,101	1,129,634
Maturity Date	Between 14/11/2024 and 28/06/2042
Interest Rate	6.42%
Colombia, Pesos | Parent Company [Member] | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.69%
Colombia, Pesos | Parent Company [Member] | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.20%
Colombia, Pesos | Banco de Bogota S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 24/09/2020 and 10/02/2021
Bonds issued	$ 902,331	300,011
Maturity Date	Between 24/09/2023 and 10/02/2026
Colombia, Pesos | Banco de Bogota S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	3.40%
Colombia, Pesos | Banco de Bogota S.A. | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.75%
Colombia, Pesos | Banco de Bogota S.A. | CPI [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.16%
Colombia, Pesos | Banco de Bogota S.A. | IBR [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.14%
Colombia, Pesos | Banco de Occidente S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 09/02/2012 and 20/08/2020
Bonds issued	$ 2,685,078	3,023,809
Maturity Date	Between 09/02/2022 and 14/12/2032
Colombia, Pesos | Banco de Occidente S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.71%
Colombia, Pesos | Banco de Occidente S.A. | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.49%
Colombia, Pesos | Banco de Occidente S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.75%
Colombia, Pesos | Banco de Occidente S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.65%
Colombia, Pesos | Banco de Occidente S.A. | IBR [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.37%
Colombia, Pesos | Corporacion Financiera Colombiana S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 27/08/2009 and 20/10/2021
Bonds issued	$ 3,754,128	3,287,717
Maturity Date	Between 11/03/2022 and 19/11/2045
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	3.77%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.10%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.75%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.99%
Colombia, Pesos | Banco Popular S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 12/10/2016 and 11/11/2021
Bonds issued	$ 2,518,982	1,652,087
Maturity Date	Between 13/02/2022 and 04/02/2027
Colombia, Pesos | Banco Popular S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.88%
Colombia, Pesos | Banco Popular S.A. | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	8.10%
Colombia, Pesos | Banco Popular S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.58%
Colombia, Pesos | Banco Popular S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.13%
Colombia, Pesos | Banco Popular S.A. | IBR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.59%
Colombia, Pesos | Banco Popular S.A. | IBR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.61%
Colombia, Pesos | Banco AV Villas
Disclosure of detailed information about borrowings [line items]
Issue Date	23/02/2021
Bonds issued	$ 475,949
Maturity Date	Between 23/02/2024 and 23/02/2026
Colombia, Pesos | Banco AV Villas | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.71%
Colombia, Pesos | Banco AV Villas | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.36%
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 20,789,363	18,367,539
Foreign currency [member] | Banco De Bogota Sa Under Rule 144a
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 19/02/2013 and 03/08/2017
Bonds issued	$ 8,509,886	7,327,946
Maturity Date	Between 19/02/2023 and 03/08/2027
Foreign currency [member] | Banco De Bogota Sa Under Rule 144a | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.38%
Foreign currency [member] | Banco De Bogota Sa Under Rule 144a | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.25%
Foreign currency [member] | BAC Credomatic Inc.
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 2,324,668	2,486,566
Foreign currency [member] | BAC Credomatic Inc. | El Salvador
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 25/05/2017 and 29/09/2021
Bonds issued	$ 421,097	467,262
Maturity Date	Between 25/05/2022 and 19/08/2024
Foreign currency [member] | BAC Credomatic Inc. | El Salvador | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.70%
Foreign currency [member] | BAC Credomatic Inc. | El Salvador | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.85%
Foreign currency [member] | BAC Credomatic Inc. | Honduras
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 11/04/2019 and 15/12/2021
Bonds issued	$ 334,127	306,129
Maturity Date	Between 25/02/2022 and 29/12/2025
Foreign currency [member] | BAC Credomatic Inc. | Honduras | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	3.20%
Foreign currency [member] | BAC Credomatic Inc. | Honduras | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	9.50%
Foreign currency [member] | BAC Credomatic Inc. | Honduras | Banker rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.25%
Foreign currency [member] | BAC Credomatic Inc. | Honduras | Banker rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.75%
Foreign currency [member] | BAC Credomatic Inc. | Panama
Disclosure of detailed information about borrowings [line items]
Issue Date	Between el 11/09/2017 and 15/12/2021
Bonds issued	$ 1,569,444	1,713,174
Maturity Date	Between el 21/01/2022 and 30/06/2026
Foreign currency [member] | BAC Credomatic Inc. | Panama | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	2.00%
Foreign currency [member] | BAC Credomatic Inc. | Panama | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.00%
Foreign currency [member] | Banco de Bogota SA and BAC Credomatic
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 10,834,554	9,814,512
Foreign currency [member] | Grupo Aval Limited
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 26/09/2012 and 04/02/2020
Bonds issued	$ 7,971,392	6,845,536
Maturity Date	Between 26/09/2022 and 04/02/2030
Foreign currency [member] | Grupo Aval Limited | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.38%
Foreign currency [member] | Grupo Aval Limited | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.75%
Foreign currency [member] | Promigas S.A. and Gases del Pacfico S.A.C. Under rule 144A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 16/10/2019 and 22/10/2020
Bonds issued	$ 1,983,417	$ 1,707,490
Maturity Date	Between 16/10/2029 and 22/10/2029
Interest Rate	3.75%